CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 5,302	$ 4,621
Goodwill and intangible assets	56,987	51,343
Financial assets	2,773	2,455
Deferred tax assets	3,924	3,553
Derivative financial instruments	249	166
Other assets	28	28
Total non-current assets	69,263	62,166
Current assets
Inventories	18,828	19,374
Trade and other receivables	11,480	16,065
Income tax receivable	456	518
Cash and cash equivalents	5,138	5,167
Total current assets	35,902	41,124
TOTAL ASSETS	105,165	103,290
Equity attributable to the equity holders of the parent
Share capital	40	4,190
Share premium	63,800	63,397
Treasury shares	(24,922)	(24,922)
Accumulated deficit	(116,169)	(79,117)
Translation reserve	(5,777)	(5,461)
Equity component of convertible note	6,709	6,709
Other reserves	4,337	23
Total deficit	(71,982)	(35,181)
Current liabilities
Senior secured term loan	108,015	0
Income tax payable	348	364
Trade and other payables	29,703	26,782
Provisions	345	2,454
Exchangeable notes and other borrowings	210	210
Lease liabilities	2,588	2,285
Total current liabilities	141,209	32,095
Non-current liabilities
Senior secured term loan	0	72,391
Derivative financial liability	3,320	1,658
Convertible note	16,330	15,401
Contingent consideration	0	1,813
Provisions	781	75
Lease liabilities	10,840	10,477
Deferred tax liabilities	4,667	4,561
Total non-current liabilities	35,938	106,376
TOTAL LIABILITIES	177,147	138,471
TOTAL EQUITY AND LIABILITIES	$ 105,165	$ 103,290